Leases (Details)	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Option to extend	5 years
Weighted average remaining lease term	120 months 21 days
Weighted average discount rate	5.00%
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease terms	129 months
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease terms	16 months